American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2021

Heritage - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Auto Components — 1.7%
Aptiv plc(1)	656,675	109,566,224
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A(1)	61,628	43,755,880
Biotechnology — 3.9%
Alnylam Pharmaceuticals, Inc.(1)	349,142	62,475,469
Argenx SE, ADR(1)	137,284	41,793,368
Horizon Therapeutics plc(1)	711,406	71,154,828
Natera, Inc.(1)	424,340	48,595,417
Turning Point Therapeutics, Inc.(1)	352,857	22,519,334
		246,538,416
Building Products — 1.8%
Trane Technologies plc	558,498	113,715,778
Capital Markets — 4.2%
LPL Financial Holdings, Inc.	773,387	109,078,502
MarketAxess Holdings, Inc.	106,480	50,596,102
MSCI, Inc.	180,245	107,418,810
		267,093,414
Chemicals — 1.5%
Albemarle Corp.	186,710	38,469,728
Element Solutions, Inc.	2,465,678	57,672,209
		96,141,937
Communications Equipment — 4.1%
Arista Networks, Inc.(1)	367,314	139,722,573
F5 Networks, Inc.(1)	569,175	117,540,329
		257,262,902
Containers and Packaging — 2.5%
Avery Dennison Corp.	526,866	111,000,129
Ball Corp.	594,223	48,060,756
		159,060,885
Electrical Equipment — 4.2%
AMETEK, Inc.	682,362	94,882,436
Generac Holdings, Inc.(1)	123,705	51,876,929
nVent Electric plc	1,825,375	57,700,104
Plug Power, Inc.(1)	541,878	14,782,432
Rockwell Automation, Inc.	145,260	44,655,829
		263,897,730
Electronic Equipment, Instruments and Components — 3.6%
Cognex Corp.	1,229,058	111,119,134
Keysight Technologies, Inc.(1)	717,565	118,075,320
		229,194,454
Entertainment — 3.5%
Live Nation Entertainment, Inc.(1)	476,670	37,604,496
ROBLOX Corp., Class A(1)	201,208	15,488,992
Roku, Inc.(1)	253,024	108,372,710
Zynga, Inc., Class A(1)	5,909,714	59,688,111
		221,154,309
Health Care Equipment and Supplies — 5.7%
Align Technology, Inc.(1)	100,662	70,040,620

DexCom, Inc.(1)	190,354	98,129,390
IDEXX Laboratories, Inc.(1)	191,045	129,629,764
Teleflex, Inc.	164,052	65,199,186
		362,998,960
Health Care Providers and Services — 2.8%
Amedisys, Inc.(1)	249,667	65,068,214
Encompass Health Corp.	1,001,856	83,404,512
R1 RCM, Inc.(1)	1,242,466	26,601,197
		175,073,923
Health Care Technology — 1.9%
Veeva Systems, Inc., Class A(1)	357,647	118,992,733
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	46,780	87,171,723
Hilton Worldwide Holdings, Inc.(1)	514,912	67,685,182
Las Vegas Sands Corp.(1)	1,281,450	54,269,408
		209,126,313
Insurance — 0.6%
SelectQuote, Inc.(1)	1,961,668	34,917,690
Interactive Media and Services — 2.6%
Match Group, Inc.(1)	603,522	96,122,949
Pinterest, Inc., Class A(1)	1,138,963	67,084,921
		163,207,870
Internet and Direct Marketing Retail — 1.8%
Chewy, Inc., Class A(1)	586,032	49,050,878
Etsy, Inc.(1)	337,146	61,869,663
		110,920,541
IT Services — 5.0%
EPAM Systems, Inc.(1)	147,354	82,488,769
GDS Holdings Ltd., Class A(1)	1,121,200	8,313,178
Okta, Inc.(1)	364,845	90,404,943
Square, Inc., Class A(1)	248,983	61,563,537
Twilio, Inc., Class A(1)	192,592	71,950,445
		314,720,872
Leisure Products — 0.5%
Peloton Interactive, Inc., Class A(1)	246,155	29,058,598
Life Sciences Tools and Services — 4.6%
10X Genomics, Inc., Class A(1)	271,809	49,803,563
Bio-Techne Corp.	157,935	76,162,574
Mettler-Toledo International, Inc.(1)	76,558	112,824,290
Repligen Corp.(1)	208,864	51,317,885
		290,108,312
Machinery — 3.5%
Graco, Inc.	674,083	52,632,400
Parker-Hannifin Corp.	361,056	112,660,304
Rexnord Corp.	1,046,397	58,943,543
		224,236,247
Personal Products — 0.8%
Shiseido Co. Ltd.	803,800	53,722,516
Professional Services — 3.6%
CoStar Group, Inc.(1)	613,340	54,495,259
Jacobs Engineering Group, Inc.	606,977	82,093,639
TransUnion	338,715	40,666,123
Verisk Analytics, Inc.	261,990	49,762,381
		227,017,402

Semiconductors and Semiconductor Equipment — 5.5%
Enphase Energy, Inc.(1)	535,780	101,583,888
Marvell Technology, Inc.	1,512,367	91,513,327
Skyworks Solutions, Inc.	557,991	102,954,920
Teradyne, Inc.	430,920	54,726,840
		350,778,975
Software — 17.4%
Atlassian Corp. plc, Class A(1)	325,279	105,754,709
Autodesk, Inc.(1)	320,552	102,938,864
Cadence Design Systems, Inc.(1)	1,161,405	171,481,448
Cloudflare, Inc., Class A(1)	328,448	38,963,786
Coupa Software, Inc.(1)	160,039	34,728,463
DocuSign, Inc.(1)	548,972	163,615,615
HubSpot, Inc.(1)	243,064	144,871,005
Manhattan Associates, Inc.(1)	799,032	127,549,478
Palo Alto Networks, Inc.(1)	382,937	152,811,010
RingCentral, Inc., Class A(1)	228,823	61,157,523
		1,103,871,901
Specialty Retail — 4.8%
Burlington Stores, Inc.(1)	351,347	117,630,976
Carvana Co.(1)	186,576	62,980,594
Five Below, Inc.(1)	262,495	51,034,278
Floor & Decor Holdings, Inc., Class A(1)	576,100	70,289,961
		301,935,809
Textiles, Apparel and Luxury Goods — 1.7%
lululemon athletica, Inc.(1)	269,090	107,681,745
Trading Companies and Distributors — 1.1%
W.W. Grainger, Inc.	160,602	71,400,437
TOTAL COMMON STOCKS (Cost $3,971,307,776)		6,257,152,773
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.125%, 12/31/22 - 11/15/41, valued at $22,264,666), in a joint trading account at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $21,824,803)		21,824,767
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/46 - 5/15/46, valued at $55,657,411), at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $54,566,091)		54,566,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,005,136	7,005,136
TOTAL TEMPORARY CASH INVESTMENTS (Cost $83,395,903)		83,395,903
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $4,054,703,679)		6,340,548,676
OTHER ASSETS AND LIABILITIES — (0.2)%		(15,240,096)
TOTAL NET ASSETS — 100.0%		$6,325,308,580

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	3,229,056	USD	415,299	Bank of America N.A.	9/30/21	$272
HKD	8,627,634	USD	1,108,781	Bank of America N.A.	9/30/21	1,573
HKD	12,008,052	USD	1,543,243	Bank of America N.A.	9/30/21	2,162
USD	5,196,364	HKD	40,361,148	Bank of America N.A.	9/30/21	1,989
USD	220,757	HKD	1,715,436	Bank of America N.A.	9/30/21	(15)
USD	1,583,377	HKD	12,310,776	Bank of America N.A.	9/30/21	(988)
USD	572,095	HKD	4,444,178	Bank of America N.A.	9/30/21	141
USD	622,930	HKD	4,840,983	Bank of America N.A.	9/30/21	(92)
USD	1,591,849	HKD	12,373,268	Bank of America N.A.	9/30/21	(558)
USD	1,400,958	HKD	10,886,454	Bank of America N.A.	9/30/21	(101)
JPY	183,748,680	USD	1,676,248	Bank of America N.A.	9/30/21	(550)
JPY	151,194,780	USD	1,373,100	Bank of America N.A.	9/30/21	5,722
JPY	123,704,820	USD	1,123,282	Bank of America N.A.	9/30/21	4,845
USD	50,254,398	JPY	5,558,035,860	Bank of America N.A.	9/30/21	(432,171)
USD	1,749,886	JPY	193,876,560	Bank of America N.A.	9/30/21	(18,173)
USD	1,827,116	JPY	201,834,180	Bank of America N.A.	9/30/21	(13,513)
						$(449,457)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	6,195,117,079	62,035,694	—
Temporary Cash Investments	7,005,136	76,390,767	—
	6,202,122,215	138,426,461	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	16,704	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	466,161	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.